INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAXES
Schedule of net income (loss) before income taxes

	For the years ended December 31,
	2022	2023	2024
Cayman Islands	(15,847,036)	4,032,849	3,832,955
Hong Kong	(2,323,199)	(1,090,792)	924,372
Net income (loss) before income taxes from continuing operations	(18,170,235)	2,942,057	4,757,327

Summary of current and deferred component of income tax expenses

	For the years ended December 31,
	2022	2023	2024
Current income tax expense (benefit)	—	—	—
Deferred income tax (benefit) expense	(236,061)	—	—
Total income tax expense	(236,061)	—	—

Summary of principal components of deferred tax assets and liabilities

	As of December 31,
	2023	2024
Non-current deferred tax assets
Lease liabilities	25,096	45,059
Net operating loss carry-forward	2,171,976	2,019,455
Less: valuation allowance	(2,171,976)	(2,019,455)
Non-current deferred tax assets, net	25,096	45,059
Non-current deferred tax liabilities
Operating lease right-of-use assets	(25,096)	(45,059)
Others	(1)	(1)
Non-current deferred tax liabilities	(25,097)	(45,060)

Non-current deferred tax liabilities, net of deferred tax assets	(1)	(1)

Summary of reconciliation of income before the provision of income taxes and actual provision for income taxes

	For the years ended December 31,
	2022	2023	2024
Income (loss) before provision of income tax	(18,170,235)	2,942,057	4,757,327
HK statutory income tax rate	16.5%	16.5%	16.5%
Income tax at statutory tax rate	(2,998,089)	485,439	784,959
Tax rate differential	2,378,700	(665,420)	(632,438)
Change in valuation allowance	383,328	179,981	(152,521)
Income tax expenses	(236,061)	—	—